March 29, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:   Oppenheimer Rochester Michigan Municipal Fund
      File No. 811-21880; Reg. No. 333-

To the Securities and Exchange Commission:

An electronic  ("EDGAR")  filing on Form N-1A is hereby being made under the  Securities Act of 1933 (the "1933 Act") and the  Investment  Company Act of 1940 (the "1940 Act") on behalf of  Oppenheimer  Rochester  Michigan  Municipal  Fund (the "Fund"),  an  investment  company organized as a Massachusetts  business trust.  The purpose of this filing is to register the shares of the Fund.

This filing  contains a delaying  amendment as  indicated  on the cover sheet,  delaying the effectiveness of the Registration  Statement until the Registrant files a further  amendment which specifically states that this Registration Statement shall become effective,  or until such date as the Commission, acting pursuant to Section 8(a), shall determine.

Except for the name of the state reflected in the Fund's name, the Fund is substantially similar in all material respects to Oppenheimer Rochester Arizona Municipal Fund (Reg. Nos.
333-____ and 811-21877) ("Oppenheimer Rochester Arizona Municipal Fund"). Oppenheimer
Rochester Arizona Municipal Fund filed its initial Registration Statement on Form N-1A on
March 29, 2006.

In order to expedite review and achieve consistency, we request that you address any comments on this filing, to:

               Nancy S. Vann
               Vice President & Assistant Counsel
               OppenheimerFunds, Inc.
               Two World Financial Center
               225 Liberty Street, 16th Floor
               New York, New York 10281-1008
               212.323.5089 / nvann@oppenheimerfunds.com

Thank you for your attention to this matter.

Sincerely,

/s/ Taylor V. Edwards
-----------------------------
Taylor V. Edwards
Assistant Vice President & Assistant Counsel

Attachments
cc:   Phillip Gillespie
      Nancy S. Vann
      Gloria LaFond
      Mayer, Brown Rowe & Maw, LLP